UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21126

          BlackRock Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Income Trust II
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.6%
			Arizona—0.9%
AA	$ 2,970		Salt River Proj. Agricultral Impvt. & Pwr. Dist., Ser. A, 5.00%, 1/01/35	01/16 @ 100	$ 3,074,485

			California—10.4%
A	2,250		Agua Caliente Band, Cahuilla Indians Proj., 6.00%, 7/01/18	07/13 @ 100	2,370,150
A-	20,000		Golden St. Tobacco Sec. Corp., Ser. A, 5.00%, 6/01/45	06/15 @ 100	19,940,600
A	3,500		Mobilehome Park Fin. Auth., Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,584,945
NR	4,620		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.625%, 8/01/27	08/11 @ 101	5,001,473
A	5,000		Statewide Cmnty. Dev. Auth. Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,235,550

					36,132,718

			Colorado—4.7%
AA	10,000	[3]	Hlth. Facs. Auth., Catholic Hlth. Initiatives Proj., Ser. A, 5.50%, 3/01/32	ETM	10,727,900
AAA	4,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,208,480
AAA	1,375		Springs Co. Utils. Rev. Sub., Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,404,136

					16,340,516

			District of Columbia—6.3%
A	1,265		Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	1,277,068
			Tobacco Settlement Fin. Corp.,
BBB	7,500		6.50%, 5/15/33	No Opt. Call	8,408,100
BBB	11,500		6.75%, 5/15/40	05/11 @ 101	12,424,945

					22,110,113

			Florida—14.7%
NR	515		Fishhawk Cmnty. Dev. Dist. II, Spec. Assmt. Rev, Ser. B, 5.00%, 11/01/07	No Opt. Call	514,253
NR	4,780		Lakes by the Bay So. Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.25%, 5/01/34	05/14 @ 101	5,057,097
A-	2,650		Leesburg Hosp., Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,730,825
NR4	3,165		Live Oak Comm. Dev., Dist. No. 1 Spec. Assmt. Rev., Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,288,752
BB+	6,230		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	7,002,333
A+	6,850		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	7,262,781
AA-	14,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	14,660,520
NR	2,085		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,137,938
NR	4,575		Sumter Cnty. Ind. Dev. Auth., No. Sumter Util. Co. LLC, 6.90%, 10/01/34	10/09 @ 100	4,801,142
NR	3,715		Sumter Landing Cmnty. Dev., Spec. Assmt. Rev., 6.875%, 5/01/23	05/13 @ 101	3,940,240

					51,395,881

			Georgia—2.7%
AAA	4,000		Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	4,117,440
BBB	5,000		Milledgeville-Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj.,
			5.625%, 9/01/30	09/14 @ 101	5,241,700

					9,359,140

			Illinois—17.0%
AAA	4,000		Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,197,000
NR	2,470	[5]	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,491,637
A+	7,500	[6]	Dev. Fin. Auth. Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/24	11/09 @ 101	7,818,750
BB+	910		Fin. Auth. Rev., Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	892,528
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	1,125		Ser. A, 5.125%, 6/01/35	06/14 @ 100	1,109,002
Baa3	900		Ser. B, 5.375%, 6/01/35	06/14 @ 100	887,544
AA+	1,880		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	1,984,810
A	8,000		Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	8,366,320
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj.,
AAA	45,190		Ser. A, Zero Coupon, 6/15/33, MBIA	No Opt. Call	11,635,973
AAA	5,000		Ser. A, Zero Coupon, 6/15/40, MBIA	No Opt. Call	902,600
			O’Hare Intl. Arpt.,
AAA	2,100		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,156,952
AAA	4,290		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,423,548
AAA	$15,000		Sports Facs. Auth., Ded. St. Tax Supported Rev., Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	12,538,050

					59,404,714

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Indiana—8.9%
BB-	5,500		Fort Wayne, PCR, Gen. Mtrs. Corp. Proj., 6.20%, 10/15/25	12/12 @ 101	$ 4,361,720
AA	5,000		Hlth. Fac. Fin. Auth., Ascension Hlth. Proj., Ser. F, 5.375%, 11/15/25	11/12 @ 101	5,231,600
AAA	19,735	[7]	Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/12, MBIA	N/A	21,588,906

					31,182,226

			Louisiana—0.7%
Baa1	2,485		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	2,522,573

			Maryland—1.8%
NR	3,000		Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,047,940
Baa1	2,240		Hlth. & Higher Edl. Facs. Auth. Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	2,302,115
A	1,000		Hlth. & Higher Edl. Facs. Auth. Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,045,990

					6,396,045

			Massachusetts—0.6%
AAA	1,910		Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	1,937,600

			Mississippi—1.7%
BBB	4,950		Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,960,493

			Missouri—1.8%
NR	6,000		Dept. of Transp., Rt. 370/Missouri Bottom Rd./Taussig Rd. Proj., 7.20%, 5/01/33	05/13 @ 100	6,354,780

			Multi-State—3.8%
			Charter Mac Equity Issuer Trust,
A3	1,000 [5]		Ser. A, 5.75%, 4/30/15	No Opt. Call	1,057,280
A3	3,500 [5]		Ser. A, 6.00%, 4/30/19	No Opt. Call	3,718,890
Baa1	5,000 [5]		Ser. B, 6.00%, 4/30/15	No Opt. Call	5,222,350
NR	3,000 [5]		Ser. B, 6.30%, 4/30/19	No Opt. Call	3,190,080

					13,188,600

			Nevada—0.9%
NR	2,925		Henderson Local Impvt. Dist. No. T-14, 5.80%, 3/01/23	03/06 @ 103	3,017,021

			New Jersey—12.2%
			Econ. Dev. Auth.,
BBB	9,000		Cigarette Tax Rev., 5.50%, 6/15/31	06/14 @ 100	9,266,400
BBB	4,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	4,187,000
B	10,100		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	9,116,563
Baa3	7,475		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,602,454
Baa3	10,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	11,276,200

					42,448,617

			New Mexico—1.4%
Baa1	5,200		Hsg. Auth., Region III, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	4,760,184

			New York—11.1%
AAA	2,845		Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B,
			5.00%, 6/15/31	06/12 @ 100	2,929,525
AA-	10,350		Liberty Dev. Corp. Rev. Proj., 5.25%, 10/01/35	No Opt. Call	11,453,000
AAA	3,775		Met. Transp. Auth. Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,885,570
B-	6,700		New York City Indl. Dev. Agcy., 7.75%, 8/01/31	08/16 @ 101	6,470,324
AA+	1,710		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.00%, 6/15/39	06/15 @ 100	1,751,656
NR	11,785		New York Cntys. Tobacco Trust III, Zero Coupon, 6/01/38	06/15 @ 26.19	1,737,580
Caa2	8,800		Port Auth. of NY & NJ, Spec. Oblig. Rev., Contl/Eastn. LaGuardia Proj., 9.00%, 12/01/10	01/06 @ 100	8,815,224
AAA	1,805		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,876,947

					38,919,826

			North Carolina—3.3%
AA+	3,670		Cap. Fac. Fin. Agcy., Ser. A, 5.00%, 10/01/41	10/15 @ 100	3,770,118
NR	7,500		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fin. Auth., 5.75%, 8/01/35	08/15 @ 100	7,860,450

					11,630,568

			Ohio—4.0%
AAA	9,140		Air Qual. Dev. Auth., 4.80%, 1/01/34, FGIC	07/15 @ 100	9,167,511
AAA	4,800		Wtr. Dev. Auth. Poll. Ctrl. Facs. Rev., Dayton Pwr. & Lt. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	4,755,984

					13,923,495

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Oklahoma—1.1%
B-	$ 3,925		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	$ 3,981,010

			Pennsylvania—6.3%
BB-	10,565		Econ. Dev. Fin. Auth. Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A,
			6.75%, 12/01/36	12/09 @ 103	11,254,789
A3	5,175		Econ. Dev. Fin. Auth. Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	5,524,933
BBB+	5,000		Monroe Cnty. Hosp. Auth., Hosp. Pocono Med. Ctr. Proj., 6.00%, 1/01/43	01/14 @ 100	5,267,450

					22,047,172

			South Carolina—6.7%
			Greenwood Cnty. Hosp., Self Mem. Hosp. Facs. Proj.,
A	3,280		5.50%, 10/01/26	10/11 @ 100	3,401,918
A	3,250		5.50%, 10/01/31	10/11 @ 100	3,367,455
			Jobs Econ. Dev. Auth. Hosp., Facs. Rev.,
BBB+	2,640		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,847,557
BBB+	5,000		Palmetto Hlth. Alliance Proj., Ser. C, 6.875%, 8/01/27	08/13 @ 100	5,786,000
AA	3,750		Jobs Econ. Dev. Auth., Hosp. Facs. Rev. Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	08/11 @ 100	3,900,600
NR	3,864		Lancaster Cnty. Assmt., Edgewater Impvt. Dist. Proj., Ser. A, 6.875%, 11/01/35	11/13 @ 101	3,974,510

					23,278,040

			Tennesee—2.6%
AAA	20,405		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon,
			1/01/21, FSA	01/13 @ 63.44	9,035,130

			Texas—16.5%
BBB	1,650		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,813,829
AAA	2,015		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,057,819
BBB	20,000		Gulf Coast Wst. Disp. Auth., Env. Impvt. Rev., Ser. A, 6.10%, 8/01/24	08/12 @ 100	21,161,400
AAA	25,375		Harris Cnty. Houston Sports Auth., Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	4,545,170
			Tpke. Auth., Central Sys. Rev.,
AAA	73,370		Zero Coupon, 8/15/36, AMBAC	08/12 @ 24.171	12,858,092
AAA	65,000		Zero Coupon, 8/15/37, AMBAC	08/12 @ 22.708	10,704,200
AAA	27,600		Zero Coupon, 8/15/38, AMBAC	08/12 @ 21.384	4,280,208

					57,420,718

			Virginia—6.4%
NR4	13,190		Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	12,599,352
AAA	9,000		Halifax Cnty. Indl. Dev. Auth., Exempt Fac. Rev., Old Dominion Elec. Coop. Proj.,
			5.625%, 6/01/28, AMBAC	06/13 @ 101	9,616,140

					22,215,492

			West Virginia—1.8%
AAA	1,115		Econ. Dev. Auth., Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,153,969
BBB+	5,000		Mason Cnty., PCR, Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,114,400

					6,268,369

			Wisconsin—5.3%
			Hlth. & Edl. Facs. Auth.,
A-	3,930		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	4,303,035
A-	4,000		Synergy Hlth., Inc. Proj., 6.00%, 11/15/32	08/13 @ 100	4,243,320
A	5,000		Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/25	02/12 @ 101	5,291,950
			Pub. Pwr, Inc. Sys.,
AAA	3,500		Ser. A, 5.00%, 7/01/35, AMBAC	07/15 @ 100	3,612,770
AAA	1,140		Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	1,172,285

					18,623,360

			Total Long-Term Investments (cost $515,907,684)		542,928,886

			SHORT-TERM INVESTMENTS—0.6%
			California—0.0%
A-1	75	[8]	Hlth. Facs. Fin. Auth., Scripps Hlth. Proj., Ser. B, 2.64%, 12/14/05, MBIA, FRWD	N/A	75,000

BlackRock Municipal Income Trust II (BLE) (continued)

Shares
(000)	Description	Value

	Money Market Fund—0.6%
2,200	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 2,200,000

	Total Short-Term Investments (cost $2,275,000)	2,275,000

	Total Investments—156.2% (cost $518,182,6899)	$545,203,886
	Other assets in excess of liabilities—2.7%	9,458,683
	Preferred shares at redemption value, including dividends payable—(58.9)%	(205,609,352)

	Net Assets Applicable to Common Shareholders—100%	$349,053,217

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch’s Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 4.5% of its net assets, with a current market value of $15,680,237, in securities restricted as to resale.
[6]	Security, or a portion thereof, pledged as collateral with a value of $2,569,800 on 451 short U.S. Treasury Note futures contracts expiring December 2005, 332 short U.S. Treasury Note futures contracts expiring March 2006 and 286 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $117,112,516, with an unrealized gain of $1,505,201.
[7]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[8]	For purpose of amortized cost valuation, the maturity date of this instrument is considered to be either of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of November 30, 2005.
[9]	Cost for Federal tax purposes is $518,134,758. The net unrealized appreciation on a tax basis is $27,069,128, consisting of $30,048,540 gross unrealized appreciation and $2,979,412 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	PCR	— Pollution Control Revenue
FRWD	— Floating Rate Weekly Demand	RAA	— Radian Asset Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Municipal Income Trust II

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006